February 26, 2015

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, DC 20549

Re: Vanguard Index Funds (the Trust)
File No. 2-56846

Commissioners:

Enclosed is the 141st Post-Effective Amendment to the Trust’s Registration Statement on Form
N-1A, which we are filing pursuant to Rule 485(a)(1) under the Securities Act of 1933. The purposes of this Amendment are to (1) to register Institutional Plus Shares of Vanguard Total Stock Market Index
Fund, a series of the Trust, and (2) to effect a number of non-material changes.

The new share class disclosure is substantially identical to the disclosures we have used to describe
Institutional Plus Shares of other Vanguard funds in the past, which you have reviewed, and the disclosure regarding the Vanguard Total Stock Market Index Fund is essentially identical to that which you have reviewed for the existing share classes.

In light of this, aside from the usual revisions that would be needed for the addition of Institutional Plus
Shares, the only changes to the Amendment that differ substantively from disclosure in the Fund’s current prospectus result from a different expense ratio and different investment minimum.
Consequently, in accordance with SEC Release No 33-6510, we are requesting selective review of this
Amendment and ask that you limit your review of the Amendment to the above-referenced sections.

Pursuant to the requirements of Rule 485(a)(1), we have designated an effective date of April 28, 2015, for this Amendment. Prior to the effective date of the Amendment, Vanguard will submit a Rule 485(b) filing that will include text addressing any SEC staff comments and (2) updated financial statements for each series of the Trust. Pursuant to Rule 485(d)(2), the 485(b) filing will designate as its effective date the same date on which we have requested that this 485(a) be declared effective.
Please contact me at (610) 669-7310 with any questions or comments that you have concerning the enclosed Amendment.

Sincerely,

Alexander Smith

Associate Counsel

The Vanguard Group, Inc.

Enclosures

cc: Asen Parachkevov
U.S. Securities and Exchange Commission